Capital Stock and Share-Based Employee Compensation 10-K	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
Capital Stock and Share-Based Employee Compensation [Abstract]
Capital Stock and Share-Based Employee Compensation
NOTE K – SHARE-BASED EMPLOYEE COMPENSATION

We compensate our employees and directors using share-based compensation through the following plans:

The Ruby Tuesday, Inc. Stock Incentive and Deferred Compensation Plan for Directors
Under the Ruby Tuesday, Inc. Stock Incentive and Deferred Compensation Plan for directors (the "Directors' Plan"), non-employee directors are eligible for awards of share-based incentives. Restricted shares granted under the Directors' Plan either cliff vest after a one year period or vest in equal amounts after one, two, and three years provided the director continually serves on the Board of Directors. Options issued under the Directors' Plan become vested after 30 months and are exercisable until five years after the grant date. Stock option exercises are settled with the issuance of new shares of common stock.

All options awarded under the Directors' Plan have been at the fair market value at the time of grant. A committee, appointed by the Board of Directors, administers the Directors' Plan. At December 4, 2012, we had reserved 36,000 shares of common stock under the Directors' Plan, 35,000 of which were subject to options outstanding, for a net of 1,000 shares of common stock currently available for issuance under the Directors' Plan.

The Ruby Tuesday, Inc. 2003 Stock Incentive Plan and the Ruby Tuesday, Inc. 1996 Stock Incentive Plan
A committee, appointed by the Board of Directors, administers the Ruby Tuesday, Inc. 2003 Stock Incentive Plan ("2003 SIP") and the Ruby Tuesday, Inc. 1996 Stock Incentive Plan ("1996 SIP"), and has full authority in its discretion to determine the key employees and officers to whom share-based incentives are granted and the terms and provisions of share-based incentives. Option grants under the 2003 SIP and 1996 SIP can have varying vesting provisions and exercise periods as determined by such committee. Options granted under the 2003 SIP and 1996 SIP vest in periods ranging from immediate to fiscal 2014, with the majority vesting within three years following the date of grant, and the majority expiring five or seven (but some up to 10) years after grant. A majority of the currently unvested restricted shares granted in fiscal year 2013 are performance-based and a majority of the unvested restricted shares granted in fiscal year 2012 are service-based. All of the currently unvested restricted shares granted during fiscal 2011 are service-based. The 2003 SIP and 1996 SIP permit the committee to make awards of shares of common stock, awards of stock options or other derivative securities related to the value of the common stock, and certain cash awards to eligible persons. These discretionary awards may be made on an individual basis or for the benefit of a group of eligible persons. All options awarded under the 2003 SIP and 1996 SIP have been awarded with an exercise price equal to the fair market value at the time of grant.

At December 4, 2012, we had reserved a total of 4,772,000 and 938,000 shares of common stock for the 2003 SIP and 1996 SIP, respectively. Of the reserved shares at December 4, 2012, 1,645,000 and 938,000 were subject to options outstanding for the 2003 SIP and 1996 SIP, respectively. Stock option exercises are settled with the issuance of new shares. Net shares of common stock available for issuance at December 4, 2012 under the 2003 SIP and 1996 SIP were 3,127,000 and negligible, respectively.

New Chief Executive Officer Awards
On December 1, 2012, James J. Buettgen became President and CEO of the Company. In connection with Mr. Buettgen's appointment as CEO, on December 3, 2012 he received an initial award of approximately 68,000 service-based restricted shares and 102,000 performance-based restricted shares, which both cliff vest 2.5 years following the grant date. Pursuant to the terms of Mr. Buettgen's employment agreement, the Company has guaranteed the earning of the performance-based restricted shares at the greater of the target value of the award or based on the Company's achievement of certain performance conditions related to fiscal 2013 performance, which will be measured in the first quarter of fiscal 2014.

In addition to the above, on December 3, 2012, Mr. Buettgen received a one-time make-whole equity award which was comprised of approximately 179,000 service-based restricted shares and 253,000 service-based stock options. The restricted shares cliff vest 2.5 years following the grant date and the stock options vest in three equal annual installments over three years following the date of grant.

Finally, on that same date, Mr. Buettgen received a one-time high-performance and inducement award which was comprised of approximately 250,000 service-based restricted shares, 250,000 service-based stock options, and 250,000 performance-based stock options. The restricted shares cliff vest 2.5 years following the grant date and the service-based stock options vest in three equal annual installments over three years following the date of grant. The performance-based stock options will cliff vest if and when the Company's stock price appreciates to $14 per share for a period of 20 consecutive days within Mr. Buettgen's first three years of employment.

Stock Options
The following tables summarize the activity in options for the 26 weeks ended December 4, 2012 under these stock option plans (in thousands, except per-share data):

		Weighted-
		Average
Service-based vesting:	Options	Exercise Price
Balance at June 5, 2012	2,716	$8.79
Granted	503	7.81
Exercised	(28)	6.24
Forfeited	(70)	8.99
Balance at December 4, 2012	3,121	$8.65

Exercisable at December 4, 2012	2,497	$8.79

		Weighted-
		Average
Performance-based vesting:	Options	Exercise Price
Balance at June 5, 2012	–	$–
Granted	250	7.81
Balance at December 4, 2012	250	$7.81

Exercisable at December 4, 2012	–	$–

Included in the outstanding balance shown above are approximately 1.3 million of out-of-the-money options. Of this amount, 0.2 million of these options expired out-of-the-money subsequent to December 4, 2012.

At December 4, 2012, there was approximately $2.8 million of unrecognized pre-tax compensation expense related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 1.9 years.

Restricted Stock
The following tables summarize our restricted stock activity for the 26 weeks ended December 4, 2012 (in thousands, except per-share data):

		Weighted-Average
	Restricted	Grant-Date
Service-based vesting:	Stock	Fair Value
Non-vested at June 5, 2012	797	$8.37
Granted	773	7.42
Vested	(291)	7.50
Forfeited	–	–
Non-vested at December 4, 2012	1,279	$7.99

		Weighted-Average
	Restricted	Grant-Date
Performance-based vesting:	Stock	Fair Value
Non-vested at June 5, 2012	423	$7.75
Granted	344	6.99
Vested	(85)	7.29
Forfeited	(314)	7.87
Non-vested at December 4, 2012	368	$7.04

The fair values of the restricted share awards reflected above were based on the fair market value of our common stock at the time of grant. At December 4, 2012, unrecognized compensation expense related to restricted stock grants expected to vest totaled approximately $9.0 million and will be recognized over a weighted average vesting period of approximately 2.5 years.

During the second quarter of fiscal 2013, RTI granted approximately 63,000 restricted shares to non-employee directors under the terms of the Directors' Plan. These shares cliff vest over a one year period following grant of the award.

During the first quarter of fiscal 2013, we granted approximately 213,000 service-based restricted shares and 242,000 performance-based restricted shares of our common stock to certain employees under the terms of the 2003 SIP and 1996 SIP. The service-based restricted shares cliff vest 2.5 years following the grant date. Vesting of the performance-based restricted shares is also contingent upon the Company's achievement of certain performance conditions related to fiscal 2013 performance, which will be measured in the first quarter of fiscal 2014. In addition to satisfaction of the performance conditions for the performance-based restricted shares, recipients must satisfy the same service condition as described above for the service-based restricted shares.

Also during the first quarter of fiscal 2013, the Executive Compensation and Human Resources Committee of the Board of Directors determined that the performance condition was not achieved for 314,000 performance-based restricted shares awarded in August 2011 to vest. As a result, the restricted shares were cancelled and returned to the pool of shares available for grant under the 2003 SIP and 1996 SIP.

11. Capital Stock and Share-Based Employee Compensation

Preferred Stock - RTI is authorized, under its Certificate of Incorporation, to issue up to 250,000 shares of preferred stock with a par value of $0.01. These shares may be issued from time to time in one or more series. Each series will have dividend rates, rights of conversion and redemption, liquidation prices, and other terms or conditions as determined by the Board of Directors. No preferred shares have been issued as of June 5, 2012 and May 31, 2011.

2010 Common Stock Offering - On July 28, 2009, we sold 11.5 million shares of Ruby Tuesday, Inc. common stock in an underwritten public offering at $6.75 per share, less underwriting discounts. The amount sold included 1.5 million shares sold in connection with the exercise of an over-allotment option granted to the underwriters. The shares sold were issued pursuant to a shelf registration statement on Form S-3, which was filed with the SEC on June 25, 2009. We received approximately $73.1 million in net proceeds from the sale of the shares, after deducting underwriting discounts and offering expenses. The net proceeds were used to repay indebtedness under our Prior Credit Facility.

The Ruby Tuesday, Inc. Stock Incentive and Deferred Compensation Plan for Directors - Under the Ruby Tuesday, Inc. Stock Incentive and Deferred Compensation Plan for Directors ("Directors' Plan"), non-employee directors are eligible for awards of share-based incentives. Restricted shares granted under the Directors' Plan vest in equal amounts after one, two, and three years provided the director continually serves on the Board. Options issued under the Directors' Plan become vested after 30 months and are exercisable until five years after the grant date. Stock option exercises are settled with the issuance of new shares of common stock.

All options and restricted shares awarded under the Directors' Plan have been at the fair market value at the time of grant. A committee, appointed by the Board of Directors, administers the Directors' Plan. At June 5, 2012, we had reserved 111,000 shares of common stock under the Directors' Plan, 47,000 of which were subject to options outstanding, for a net of 64,000 shares of common stock currently available for issuance under the Directors' Plan.

The Ruby Tuesday, Inc. 2003 Stock Incentive Plan and the Ruby Tuesday, Inc. 1996 Stock Incentive Plan - A committee, appointed by the Board of Directors, administers the Ruby Tuesday, Inc. 2003 Stock Incentive Plan (the "2003 SIP") and the Ruby Tuesday, Inc. 1996 Stock Incentive Plan (the "1996 SIP"), and has full authority in its discretion to determine the key employees and officers to whom share-based incentives are granted and the terms and provisions of share-based incentives. Option grants under the 2003 SIP and 1996 SIP can have varying vesting provisions and exercise periods as determined by such committee. Options granted under the 2003 SIP and 1996 SIP vest in periods ranging from immediate to fiscal 2014, with the majority vesting within three years following the date of grant, and the majority expiring five or seven (but some up to 10) years after grant. A majority of the currently unvested restricted shares granted in fiscal 2012 are performance-based. All of the currently unvested restricted shares granted during fiscal 2011, and a majority of the currently unvested restricted shares granted in fiscal 2010, are service-based. The 2003 SIP and 1996 SIP permit the committee to make awards of shares of common stock, awards of stock options or other derivative securities related to the value of the common stock, and certain cash awards to eligible persons. These discretionary awards may be made on an individual basis or for the benefit of a group of eligible persons. All options awarded under the 2003 SIP and 1996 SIP have been awarded with an exercise price equal to the fair market value at the time of grant.

At June 5, 2012, we had reserved a total of 4,869,000 and 998,000 shares of common stock for the 2003 SIP and 1996 SIP, respectively. Of the reserve shares at June 5, 2012, 1,713,000 and 956,000 were subject to options outstanding for the 2003 SIP and 1996 SIP, respectively. Stock option exercises are settled with the issuance of new shares. Net shares of common stock available for issuance at June 5, 2012 under the 2003 SIP and 1996 SIP were 3,156,000 and 42,000, respectively.

Stock Options
The following table summarizes the activity in options under these stock option plans (Options and Aggregate Intrinsic Value are in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at June 2, 2009	4,802	$23.06
Granted	622	6.58
Exercised	-	-
Forfeited	(1,378)	25.46

Balance at June 1, 2010	4,046	$19.70
Granted	927	9.39
Exercised	(249)	7.64
Forfeited	(1,485)	29.70

Balance at May 31, 2011	3,239	$13.10
Granted	253	7.87
Exercised	(61)	5.82
Forfeited	(715)	28.24
Balance at June 5, 2012	2,716	$8.79	3.48	$ 197

Exercisable	2.283	$8.79	3.09	$ 197

The aggregate intrinsic value represents the closing stock price as of June 5, 2012 less the strike price, multiplied by the number of options that have a strike price that is less than that closing stock price. The total intrinsic value of options exercised during fiscal 2012 and 2011 was $0.1 million and $1.5 million, respectively. There were no stock options exercised during fiscal 2010.

Included in the outstanding balance at June 5, 2012 in the table above are 2.1 million out-of-the-money options. Of this amount, we expect that at least 202,000 of these options will expire out-of-the-money in the next fiscal year.

At June 5, 2012, there was approximately $0.2 million of unrecognized pre-tax compensation expense related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 1.0 years. The total fair value at grant date of awards vested during fiscal 2012, 2011, and 2010 totaled $5.5 million, $4.4 million, and $5.2 million, respectively.

During fiscal 2012, 2011, and 2010, we granted approximately 253,000, 927,000, and 622,000 stock options, respectively, to certain employees under the terms of the 2003 SIP and 1996 SIP. The stock options awarded in those fiscal years vest in equal annual installments over a three-year period following grant of the award, and have a maximum life of seven years. There are no performance-based vesting requirements associated with these stock options. These stock options do provide for immediate vesting if the optionee retires during the option period. For employees meeting this criterion at the time of grant, the accelerated vesting provision renders the requisite service condition non-substantive and we therefore fully expense the fair value of stock options awarded to retirement-eligible employees on the date of grant. As a result, we recorded during the first quarters of fiscal 2012, 2011, and 2010 an expense of $1.2 million, $2.3 million, and $1.2 million, respectively, related to stock options awarded to our CEO.

The weighted average fair value at date of grant for options granted during fiscal 2012, 2011, and 2010 was $4.60, $5.42, and $3.69 per share, respectively. With the exception of options awarded to our CEO, the grant date fair value of stock options is amortized over the respective vesting period of the grants. Our CEO was the only person to receive an award of stock options during fiscal 2012. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010

Risk-free interest rate	0.80%	1.52%	2.20%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	0.7563	0.7336	0.6945
Expected life (in years)	4.50	4.50	4.50

Restricted Stock
The following table summarizes the status of our restricted stock activity (in thousands, except per-share data):

		2012		2011	2010
	Shares	Weighted Average Fair Value	Shares	Weighted Average Fair Value	Shares	Weighted Average Fair Value
Performance-Based Vesting:
Non-vested at beginning of year	299	$7.24	721	$7.13	1,195	$7.64
Granted	384	7.87	-	-	348	6.58
Vested	(260)	7.33	(421)	7.05	(186)	7.64
Forfeited	-	-	(1)	7.82	(636)	7.64
Non-vested at end of year	423	$7.75	299	$7.24	721	$7.13

Service-Based Vesting:
Non-vested at beginning of year	551	$8.22	427	$7.42	208	$8.97
Granted	495	8.30	235	10.21	299	7.01
Vested	(248)	7.89	(111)	9.39	(78)	9.99
Forfeited	(1)	9.39	-	-	(2)	7.63
Non-vested at end of year	797	$8.37	551	$8.22	427	$7.42

The fair values of restricted share awards were based on the fair market value of our common stock at the time of grant. At June 5, 2012, unrecognized compensation expense related to restricted stock grants expected to vest totaled approximately $3.8 million and will be recognized over a weighted-average vesting period of approximately 2.8 years.

During the first quarter of fiscal 2012, we granted approximately 186,000 service-based restricted shares and 384,000 performance-based restricted shares of our common stock to certain employees under the terms of the 2003 SIP and 1996 SIP. The service-based restricted shares cliff vest on December 1, 2013. Vesting of the performance-based restricted shares, including 203,000 shares that were awarded to our CEO, is also contingent upon the Company's achievement of certain performance conditions related to fiscal 2012 performance, which will be measured in the first quarter of fiscal 2013. In addition to satisfaction of the performance conditions for the performance-based restricted shares, recipients must satisfy the same service condition as described above for the service-based restricted shares.

For the same reason as mentioned above in regards to our stock options, we recorded during the first quarter of fiscal 2012 an expense of $0.7 million related to the performance-based restricted shares awarded on August 23, 2011 to our CEO. The expense we recorded for this award was determined using a model that estimated the projected achievement of the performance conditions.

During the fourth quarter of fiscal 2012, we granted approximately 221,000 service-based restricted shares of our common stock to certain employees under the terms of the 2003 SIP. The shares vest in three equal installments over periods ranging from the grant date through October 2015, 2016, and 2017.

During fiscal 2011, we granted approximately 174,000 service-based restricted shares of our common stock to certain employees under the terms of the 1996 SIP. The service-based restricted shares cliff vest over a three-year period. Also during fiscal 2011, we awarded approximately 124,000 shares of our common stock to our retirement-eligible CEO and recognized an expense of $1.2 million on the grant date.

During fiscal 2010, we granted approximately 201,000 time-based restricted shares of common stock and 348,000 performance-based restricted shares of common stock under the terms of the 2003 SIP and 1996 SIP. Vesting of the performance-based restricted shares, including 177,000 shares that were awarded to our CEO, was also contingent upon the Company's achievement of a certain performance condition related to fiscal 2010 performance. We recorded during the first quarter of fiscal 2010 an expense of $1.2 million related to the performance-based restricted shares awarded on July 7, 2009 to our CEO. Also during fiscal 2010, we awarded approximately 177,000 shares of common stock to our CEO and recognized an expense of $1.2 million on the grant date. The Executive Compensation and Human Resources Committee of the Board of Directors determined during the first quarter of fiscal 2011 that the performance condition for vesting was achieved for all of the performance-based restricted shares awarded in fiscal 2010.

During the first quarter of fiscal 2010, the Executive Compensation and Human Resources Committee of the Board of Directors determined achievement of the performance condition for the restricted shares awarded during fiscal 2009 and 2008. As a result, approximately 559,000 restricted shares were earned due to achievement of the performance condition and the remaining approximately 636,000 restricted shares were forfeited and returned to the pool of shares available for grant under the 2003 SIP and 1996 SIP.

During fiscal 2012, 2011, and 2010, we granted approximately 88,000, 61,000, and 97,000 restricted shares, respectively, to non-employee directors. The shares awarded in fiscal 2012 vest over a one year period and the shares awarded in fiscal 2011 and 2010 vest in three equal installments over a three-year period following grant of the award.